SHARE CAPITAL	12 Months Ended
Dec. 31, 2013
SHARE CAPITAL [Abstract]
SHARE CAPITAL

21.                     SHARE CAPITAL

On December 15, 2010, the Company completed its IPO on the New York Stock Exchange with the issuance of 6,500,000 ADS, or 13,000,000 ordinary shares, priced at US$8.00 per ADS. The IPO yielded aggregate gross proceeds of US$52,000.

As of December 31, 2012 and 2013, 500,000,000 and 500,000,000 ordinary shares were authorized and 58,937,912 and 65,137,912 ordinary shares were issued and outstanding, respectively.

In September 2013, the Company issued 6,200,000 fully-vested ordinary shares with an estimated fair value of RMB79,850 (US$13,190) to a third-party service provider for demolition services in connection with the Company's future construction and development of an auto mall  which will feature full-service 4S dealerships, car showrooms, auto service centers and parts shops in Hailin, Heilongjiang Province of the PRC. As of December 31, 2013, the Company was still in the process of acquiring the land use right from the local government for the construction of the aforementioned auto mall.  Pursuant to the agreement entered into amongst the Company, the third-party service provider and the local government, an amount of RMB75,000 (US$12,389) is contractually deductible from the consideration to be paid for the land use right if the Company successfully obtains the land use right or refundable by the local government if the Company does not successfully obtain the land use right.  In accordance with ASC subtopic 505-50 ("ASC 505-50"), Equity-Based Payments to Non-Employees, the Company recorded the fair value of the 6,200,000 ordinary shares on the date of issuance as contra-equity in receivables from issuance of ordinary shares.

The Group has not paid or declared any dividends on ordinary shares to date. The payment of dividends in the future will be contingent upon the Group's revenues and earnings, if any, capital requirements and general financial condition subsequent to the completion of a business combination. The payment of dividends will be subject to the discretion of the Group's board of directors and subject to the requirements of Cayman Islands' laws.